Supplementary Financial Information (Summary of Investments And Other Property) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Supplementary Financial Information [Abstract]
Assets related to employee benefit plans	$ 124	$ 119
Land	16	12
Other	2	2
Total investments and other property	$ 142	$ 133